Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries

As of March 31, 2024, the Company’s principal subsidiaries, consolidated VIEs and major VIEs’ subsidiaries are as follows:

Name of subsidiaries and VIE	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Subsidiaries:
Boqii Corporation Limited (“Boqii Corporation”)	Hong Kong	July 2012	100%	Investment holding
Boqii International Limited	Hong Kong	August 2016	100%	Investment holding
Xingmu International Limited	British Virgin Islands	August 2019	51%	Investment holding
Xingmu HK Limited	Hong Kong	November 2019	51%	Investment holding
Nanjing Xinmu Information Technology Co., Ltd. (“Xingmu WFOE”)	Nanjing, the PRC	November 2019	51%	Technology development and sales of merchandise
Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”)	Shanghai, the PRC	November 2012	100%	Technology development and sales of merchandise
Shanghai Yiqin Pets Products Co., Ltd.	Shanghai, the PRC	February 2013	100%	Technology development and sales of merchandise

Consolidated VIEs
Guangcheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Guangcheng”)	Shanghai, the PRC	November 2012	100%	Operates the Company’s own online e-commerce platform
Nanjing Xingmu Biotechnology Co., Ltd. (“Nanjing Xingmu”)	Nanjing, the PRC	November 2019	51%	Biotechnology research and development
Suzhou Taicheng Supply Chain Co., Ltd. (“Suzhou Taicheng”)	Suzhou, the PRC	June 2021	100%	Sales of merchandise
Suzhou Xingyun Yueming Supply Chain Co., Ltd. (“Suzhou Xingyun”)	Suzhou, the PRC	April 2022	100%	Sales of merchandise

Subsidiaries of VIEs
Boqii (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	August 2014	90%	Technology development

Schedule of Company’s Consolidated Financial Statements

The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated financial statements with intercompany transactions eliminated (RMB in thousands):

	As of March 31,
	2023	2024
	RMB	RMB

Cash and cash equivalents	15,522	19,197
Accounts receivable, net	33,172	23,731
Amounts due from related parties	6,770	7,298
Inventories, net	27,894	11,104
Prepayments and other current assets	48,291	32,418
Inter-company receivables	83,700	19,140
Property and equipment, net	4,661	2,444
Intangible assets	101	25
Operating lease right-of-use assets	22,305	7,346
Long-term investments	75,505	65,849
Other non-current asset	5,219	2,093
Total assets	323,140	190,645

	As of March 31,
	2023	2024
	RMB	RMB

Short-term borrowings	363	10,213
Accounts payable	13,459	2,279
Amounts due to related parties, current	21	-
Salary and welfare payable	5,573	440
Accrued liabilities and other current liabilities	15,712	6,759
Contract liabilities	4,471	1,579
Operating lease liabilities, current	9,207	5,254
Inter-company payables	1,095,452	997,922
Operating lease liabilities, non-current	12,741	2,209
Other debts, non-current	75,481	11,500
Total liabilities	1,232,480	1,038,155
	Year Ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues:
Third-party revenues	877,380	786,152	463,457
Inter-company revenues	56,079	86,463	41,335
Total revenues	933,459	872,615	504,792
Cost of revenues:
Third-party cost of revenues	(160,661)	(81,810)	(92,297)
Inter-company cost of revenues	(550,585)	(534,518)	(266,823)
Total cost of revenues	(711,246)	(616,328)	(359,120)
Gross profit	222,213	256,287	145,672
Operating expenses:
Third-party operating expenses	(288,291)	(237,852)	(138,799)
Inter-company operating expenses	-	(41)	286
Total operating expenses	(288,291)	(237,893)	(138,513)
Impairment of goodwill	-	(994)	-
Other income, net	98	158	961
Profit/(Loss) from operations	(65,980)	17,558	8,120
Non-operating expense	(20,680)	(29)	(15,744)
Profit/(Loss) before income tax expenses	(86,660)	17,529	(7,624)
Income tax benefits	681	21	38
Share of results of equity investees	418	(82)	50
Net profit/(loss)	(85,561)	17,468	(7,536)

Cash flows from operating activities:
Net cash provided by transactions with external parties	526,201	471,991	244,798
Net cash used in transactions with the Company’s entities	(329,325)	(449,155)	(717,589)
Net cash generated from/ (used in) operating activities	196,876	22,836	(472,791)
Cash flows from investing activities:
Other investing activities	(18,482)	(9,638)	5,219
Cash flows of loan funding provided to the Company’s entities, net of repayments received	6,294	-	-
Net cash used in investing activities	(12,188)	(9,638)	5,219
Cash flows from financing activities:
Other financing activities	(273,906)	(88,469)	3,032
Cash flows of loan funding received from the Company’s entities, net of repayments made	91,794	69,204	468,214
Net cash generated from/ (used in) financing activities	(182,112)	(19,265)	471,246